Net Income (Loss) per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Net Income (Loss) per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share	The following table sets forth the computation of basic and diluted income (loss) per share (in thousands, except share and per share amounts):
	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Numerator:
Net income (loss)	$1,563	$(1,339)	$(25,027)	$(4,446)
Less: Cumulative undeclared preferred dividends and undistributed earnings allocated to participating securities, basic	(230)	—	—	—
Net income (loss) attributable to common stockholders, basic	$1,360	$(1,339)	$(25,027)	$(4,446)

Net income (loss)	$1,563	$(1,339)	$(25,027)	$(4,446)
Less: Undistributed earnings allocated to participating securities, diluted	(159)	—	—	—
Net income (loss) attributable to common stockholders, diluted	$1,404	$(1,339)	$(25,027)	$(4,446)

Denominator:
Weighted average common stock outstanding, basic	10,214,183	10,123,187	10,153,564	10,123,187
Net income (loss) per share attributable to common stockholders, basic	$0.13	$(0.13)	$(2.46)	$(0.44)
Weighted average common stock outstanding, diluted	11,215,068	10,123,187	10,153,564	10,123,187
Net income (loss) per share attributable to common stockholders, diluted	$0.13	$(0.13)	$(2.46)	$(0.44)
The following table sets forth the computation of basic and diluted loss per share (in thousands, except share and per share amounts):
	December 31,
	2022	2021
Numerator:
Net loss attributable to common stockholders	$(15,923)	$(8,675)
Denominator:
Weighted average common stock outstanding, basic and diluted	10,123,169	10,126,825
Net loss per share attributable to common stockholders, basic and diluted	$(1.57)	$(0.86)

Schedule of Potentially Dilutive Securities Have Been Excluded From the Computation of Diluted Net	The Company excluded the following potential shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to stockholders for the periods indicated because including them would have had an anti-dilutive effect:
	Nine Months Ended September 30,
	2023	2022
Stock options	—	263,000
Series A Preferred Stock (as converted to common stock)	3,913,043	—
Warrants to purchase common stock	14,166,666	—
Contingent Sponsor Shares	1,000,000	—
	19,079,709	263,000
The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:
	Year Ended December 31,
	2022	2021
Stock options	263,000	263,000
Warrants to purchase common stock	8,695,000	7,545,000
Convertible notes payable (related party) (as converted to common stock)	4,747,373	4,080,012
	13,705,373	11,888,012